Expense Example {- Fidelity SAI Low Duration Income Fund} - NF_08.31 Fidelity SAI Bond Funds_Combo PRO-01 - Fidelity SAI Low Duration Income Fund - Fidelity SAI Low Duration Income Fund	Sep. 18, 2020 USD ($)
Expense Example:
1 year	$ 23
3 years	$ 89